Scheduled maturities of minimum lease payments of the Group as lessor (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	₩ 389,414	₩ 274,854
Not later than 1 year
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	142,140	94,540
1~2 years
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	118,781
2~3 years
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	76,379
3~4 years
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	37,047
4~5 years
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	14,984
1~5 years
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment		180,304
Later than 5 years
Scheduled maturities of minimum lease payments of the Group as lessor [Line Items]
Minimum lease payment	₩ 83	₩ 10